Schedule of Investments (unaudited)
September 30, 2024
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 44.8%
Communication Services — 3.2%
Diversified Telecommunication Services — 1.2%
AT&T Inc., Senior Notes	1.700%	3/25/26	$150,000	$144,452
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	2,070,000	2,067,331
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	2,177,000	2,174,754 (a)
Total Diversified Telecommunication Services				4,386,537
Entertainment — 0.7%
Warnermedia Holdings Inc., Senior Notes	3.638%	3/15/25	2,120,000	2,105,408
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	350,000	350,210
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	400,000	386,861
Total Entertainment				2,842,479
Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	91,000	90,876
Comcast Corp., Senior Notes	3.150%	3/1/26	10,000	9,865
DISH DBS Corp., Senior Notes	5.875%	11/15/24	250,000	248,775
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	100,000	92,600 (a)
Total Media				442,116
Wireless Telecommunication Services — 1.2%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	1,000,000	828,968 (a)
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	280,000	278,053
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	2,670,000	2,597,981
T-Mobile USA Inc., Senior Notes	4.750%	2/1/28	700,000	701,230
Total Wireless Telecommunication Services				4,406,232

Total Communication Services				12,077,364
Consumer Discretionary — 3.8%
Automobiles — 1.8%
BMW US Capital LLC, Senior Notes	4.650%	8/13/29	1,340,000	1,350,432 (a)
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	970,000	951,795
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	650,000	648,564
General Motors Financial Co. Inc., Senior Notes	2.750%	6/20/25	2,490,000	2,450,550
Hyundai Capital America, Senior Notes	5.950%	9/21/26	450,000	463,230 (a)
Hyundai Capital America, Senior Notes	5.275%	6/24/27	850,000	869,332 (a)
Total Automobiles				6,733,903
Broadline Retail — 0.2%
Prosus NV, Senior Notes	3.257%	1/19/27	970,000	936,042 (a)
Hotels, Restaurants & Leisure — 1.2%
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	280,000	302,314 (a)
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	1,730,000	1,700,970
Las Vegas Sands Corp., Senior Notes	5.900%	6/1/27	1,000,000	1,027,159
McDonald’s Corp., Senior Notes	3.500%	3/1/27	10,000	9,881
McDonald’s Corp., Senior Notes	3.500%	7/1/27	10,000	9,863
NCL Corp. Ltd., Senior Secured Notes	8.375%	2/1/28	210,000	220,680 (a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	270,000	288,959 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	240,000	242,311 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	140,000	141,925 (a)
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hotels, Restaurants & Leisure — continued
Sands China Ltd., Senior Notes	2.300%	3/8/27	$420,000	$393,471
Total Hotels, Restaurants & Leisure				4,337,533
Household Durables — 0.2%
DR Horton Inc., Senior Notes	2.500%	10/15/24	880,000	878,658
Specialty Retail — 0.4%
Home Depot Inc., Senior Notes	2.500%	4/15/27	240,000	232,003
Home Depot Inc., Senior Notes	2.875%	4/15/27	290,000	283,258
Home Depot Inc., Senior Notes	4.875%	6/25/27	10,000	10,262
Lowe’s Cos. Inc., Senior Notes	1.700%	9/15/28	1,070,000	975,116
Total Specialty Retail				1,500,639

Total Consumer Discretionary				14,386,775
Consumer Staples — 1.7%
Consumer Staples Distribution & Retail — 0.4%
Kroger Co., Senior Notes	4.600%	8/15/27	1,210,000	1,220,626
Target Corp., Senior Notes	1.950%	1/15/27	270,000	259,398
Total Consumer Staples Distribution & Retail				1,480,024
Personal Care Products — 0.5%
Haleon UK Capital PLC, Senior Notes	3.125%	3/24/25	1,040,000	1,030,927
Kenvue Inc., Senior Notes	5.350%	3/22/26	640,000	652,725
Kenvue Inc., Senior Notes	5.050%	3/22/28	460,000	476,120
Total Personal Care Products				2,159,772
Tobacco — 0.8%
Altria Group Inc., Senior Notes	2.350%	5/6/25	1,650,000	1,625,509
Altria Group Inc., Senior Notes	6.200%	11/1/28	10,000	10,654
Philip Morris International Inc., Senior Notes	4.750%	2/12/27	1,270,000	1,290,387
Total Tobacco				2,926,550

Total Consumer Staples				6,566,346
Energy — 7.4%
Oil, Gas & Consumable Fuels — 7.4%
Chevron Corp., Senior Notes	1.995%	5/11/27	970,000	926,844
Columbia Pipelines Holding Co. LLC, Senior Notes	6.055%	8/15/26	750,000	768,689 (a)
Columbia Pipelines Holding Co. LLC, Senior Notes	6.042%	8/15/28	970,000	1,014,672 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	960,000	910,191 (a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	2,870,000	2,899,829
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	2,040,000	1,997,537
Diamondback Energy Inc., Senior Notes	5.200%	4/18/27	380,000	387,916
Energy Transfer LP, Senior Notes	2.900%	5/15/25	60,000	59,269
Energy Transfer LP, Senior Notes	5.550%	2/15/28	10,000	10,344
Enterprise Products Operating LLC, Senior Notes	3.700%	2/15/26	4,600,000	4,575,982
Enterprise Products Operating LLC, Senior Notes	4.600%	1/11/27	10,000	10,129
EQT Corp., Senior Notes	3.125%	5/15/26	1,300,000	1,266,735 (a)
EQT Corp., Senior Notes	5.000%	1/15/29	160,000	161,973
Exxon Mobil Corp., Senior Notes	3.294%	3/19/27	670,000	665,919
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	640,000	641,253
MPLX LP, Senior Notes	4.125%	3/1/27	1,310,000	1,303,285
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2024 Quarterly Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	$1,260,000	$1,223,297
ONEOK Inc., Senior Notes	5.550%	11/1/26	480,000	491,026
ONEOK Inc., Senior Notes	5.650%	11/1/28	420,000	439,185
ONEOK Inc., Senior Notes	5.800%	11/1/30	30,000	31,954
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	370,000	376,156
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	910,000	719,962 (a)
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	1,740,000	1,673,814
QazaqGaz NC JSC, Senior Notes	4.375%	9/26/27	1,000,000	976,902 (a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	960,000	941,902
Southwestern Energy Co., Senior Notes	8.375%	9/15/28	370,000	380,917
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	470,000	486,256
Venture Global LNG Inc., Senior Secured Notes	9.500%	2/1/29	340,000	383,224 (a)
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	2,010,000	1,994,733
Western Midstream Operating LP, Senior Notes	6.350%	1/15/29	20,000	21,279

Total Energy				27,741,174
Financials — 15.3%
Banks — 11.2%
Banco Santander SA, Senior Notes	2.746%	5/28/25	2,600,000	2,560,532
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	200,000	198,136 (b)
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	6,260,000	6,107,184 (b)
Bank of America Corp., Senior Notes (5.933% to 9/15/26 then SOFR + 1.340%)	5.933%	9/15/27	300,000	309,026 (b)
Bank of Nova Scotia, Senior Notes	1.050%	3/2/26	40,000	38,301
Bank of Nova Scotia, Senior Notes	2.951%	3/11/27	1,080,000	1,050,699
Bank of Nova Scotia, Senior Notes	5.400%	6/4/27	870,000	897,336
BNP Paribas SA, Senior Notes	3.375%	1/9/25	1,380,000	1,372,731 (a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	260,000	255,057 (a)(b)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	700,000	715,104 (a)(b)
Citibank NA, Senior Notes	4.838%	8/6/29	1,300,000	1,330,715
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. Term SOFR + 4.167%)	5.950%	5/15/25	540,000	541,364 (b)(c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	2,040,000	2,020,265 (b)
Citigroup Inc., Senior Notes (3.290% to 3/17/25 then SOFR + 1.528%)	3.290%	3/17/26	300,000	297,576 (b)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	2,450,000	2,441,728
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	1,510,000	1,471,991 (a)(b)
Credit Agricole SA, Senior Notes (1.247% to 1/26/26 then SOFR + 0.892%)	1.247%	1/26/27	1,020,000	975,165 (a)(b)
Goldman Sachs Bank USA, Senior Notes (5.283% to 3/18/26 then SOFR + 0.777%)	5.283%	3/18/27	200,000	202,634 (b)
HSBC Holdings PLC, Senior Notes (5.597% to 5/17/27 then SOFR + 1.060%)	5.597%	5/17/28	1,380,000	1,418,943 (b)
ING Groep NV, Senior Notes (4.017% to 3/28/27 then SOFR + 1.830%)	4.017%	3/28/28	910,000	903,541 (b)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	5,340,000	5,255,812 (b)
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
Royal Bank of Canada, Senior Notes	4.875%	1/19/27	$2,310,000	$2,353,526
Swedbank AB, Senior Notes	3.356%	4/4/25	2,650,000	2,633,201 (a)
Toronto-Dominion Bank, Senior Notes	5.523%	7/17/28	1,060,000	1,109,303
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	60,000	61,588 (b)
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	250,000	238,740 (b)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	110,000	115,314 (b)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	4,010,000	3,945,439 (b)
Wells Fargo & Co., Senior Notes (3.908% to 4/25/25 then SOFR + 1.320%)	3.908%	4/25/26	1,530,000	1,520,564 (b)
Total Banks				42,341,515
Capital Markets — 2.3%
Bank of New York Mellon Corp., Senior Notes (3.992% to 6/13/27 then SOFR + 1.151%)	3.992%	6/13/28	900,000	895,805 (b)
Bank of New York Mellon Corp., Senior Notes (4.947% to 4/26/26 then SOFR + 1.026%)	4.947%	4/26/27	10,000	10,099 (b)
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	10,000	10,294
Goldman Sachs Group Inc., Senior Notes (4.387% to 6/15/26 then SOFR + 1.510%)	4.387%	6/15/27	480,000	481,209 (b)
Goldman Sachs Group Inc., Senior Notes (4.482% to 8/23/27 then SOFR + 1.725%)	4.482%	8/23/28	770,000	774,206 (b)
Goldman Sachs Group Inc., Senior Notes (5.727% to 4/25/29 then SOFR + 1.265%)	5.727%	4/25/30	670,000	704,287 (b)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	4,240,000	4,174,474 (b)
Morgan Stanley, Senior Notes (5.656% to 4/18/29 then SOFR + 1.260%)	5.656%	4/18/30	820,000	862,759 (b)
UBS Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	880,000	864,013 (a)(b)
Total Capital Markets				8,777,146
Consumer Finance — 0.3%
American Express Co., Senior Notes (5.645% to 4/23/26 then SOFR + 0.750%)	5.645%	4/23/27	10,000	10,195 (b)
Mercedes-Benz Finance North America LLC, Senior Notes	4.750%	8/1/27	1,090,000	1,106,305 (a)
Total Consumer Finance				1,116,500
Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	1.650%	10/29/24	2,910,000	2,901,915
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	165,000	174,964 (a)
National Securities Clearing Corp., Senior Notes	0.750%	12/7/25	490,000	471,464 (a)
Total Financial Services				3,548,343
Insurance — 0.5%
Aon North America Inc., Senior Notes	5.150%	3/1/29	880,000	909,414
Great-West Lifeco US Finance 2020 LP, Senior Notes	0.904%	8/12/25	720,000	697,386 (a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	430,000	418,908 (a)
Total Insurance				2,025,708

Total Financials				57,809,212
Health Care — 5.4%
Biotechnology — 0.3%
AbbVie Inc., Senior Notes	4.800%	3/15/27	1,270,000	1,294,811
Health Care Equipment & Supplies — 0.6%
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	170,000	175,369 (a)
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2024 Quarterly Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Equipment & Supplies — continued
Roche Holdings Inc., Senior Notes	4.790%	3/8/29	$1,340,000	$1,380,272 (a)
Solventum Corp., Senior Notes	5.450%	2/25/27	510,000	520,600 (a)
Total Health Care Equipment & Supplies				2,076,241
Health Care Providers & Services — 3.2%
Cardinal Health Inc., Senior Notes	5.125%	2/15/29	960,000	987,770
CVS Health Corp., Senior Notes	3.000%	8/15/26	1,040,000	1,016,614
CVS Health Corp., Senior Notes	1.300%	8/21/27	10,000	9,190
CVS Health Corp., Senior Notes	4.300%	3/25/28	2,030,000	2,024,923
Humana Inc., Senior Notes	5.750%	12/1/28	1,210,000	1,273,297
McKesson Corp., Senior Notes	4.250%	9/15/29	890,000	892,542
Quest Diagnostics Inc., Senior Notes	4.600%	12/15/27	2,240,000	2,270,477
UnitedHealth Group Inc., Senior Notes	3.700%	5/15/27	1,150,000	1,144,857
UnitedHealth Group Inc., Senior Notes	4.700%	4/15/29	1,860,000	1,908,977
UnitedHealth Group Inc., Senior Notes	4.800%	1/15/30	450,000	463,751
Total Health Care Providers & Services				11,992,398
Life Sciences Tools & Services — 0.3%
Agilent Technologies Inc., Senior Notes	4.200%	9/9/27	1,120,000	1,123,372
Pharmaceuticals — 1.0%
Bristol-Myers Squibb Co., Senior Notes	4.950%	2/20/26	230,000	233,039
Bristol-Myers Squibb Co., Senior Notes	4.900%	2/22/27	500,000	510,794
Eli Lilly & Co., Senior Notes	4.500%	2/9/29	1,240,000	1,270,435
Eli Lilly & Co., Senior Notes	4.200%	8/14/29	10,000	10,098
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,370,000	1,317,881
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	350,000	345,506
Total Pharmaceuticals				3,687,753

Total Health Care				20,174,575
Industrials — 3.2%
Aerospace & Defense — 1.9%
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	460,000	455,421 (a)
Boeing Co., Senior Notes	4.875%	5/1/25	2,880,000	2,869,576
Boeing Co., Senior Notes	2.196%	2/4/26	510,000	491,316
General Dynamics Corp., Senior Notes	3.500%	4/1/27	780,000	772,707
RTX Corp., Senior Notes	5.750%	11/8/26	2,410,000	2,485,339
Total Aerospace & Defense				7,074,359
Building Products — 0.0%††
Carrier Global Corp., Senior Notes	2.242%	2/15/25	2,000	1,979
Commercial Services & Supplies — 0.1%
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	350,000	367,529 (a)
Ground Transportation — 0.2%
Canadian Pacific Railway Co., Senior Notes	1.750%	12/2/26	780,000	742,388
Passenger Airlines — 0.4%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	360,000	382,190 (a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	627,000	635,266 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	538,000	296,068 (a)
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Passenger Airlines — continued
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	$310,000	$299,745 (a)
Total Passenger Airlines				1,613,269
Trading Companies & Distributors — 0.6%
Air Lease Corp., Senior Notes	1.875%	8/15/26	1,760,000	1,681,304
Air Lease Corp., Senior Notes	5.300%	2/1/28	10,000	10,276
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	420,000	391,046
Total Trading Companies & Distributors				2,082,626

Total Industrials				11,882,150
Information Technology — 1.1%
Communications Equipment — 0.0%††
CommScope LLC, Senior Secured Notes	4.750%	9/1/29	40,000	33,650 (a)
Semiconductors & Semiconductor Equipment — 0.5%
Intel Corp., Senior Notes	3.750%	8/5/27	850,000	833,418
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	46,000	45,374
Texas Instruments Inc., Senior Notes	2.900%	11/3/27	10,000	9,707
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	1,150,000	1,093,667
Total Semiconductors & Semiconductor Equipment				1,982,166
Software — 0.5%
Oracle Corp., Senior Notes	4.500%	5/6/28	940,000	951,974
Oracle Corp., Senior Notes	4.200%	9/27/29	970,000	968,686
Total Software				1,920,660
Technology Hardware, Storage & Peripherals — 0.1%
Apple Inc., Senior Notes	2.900%	9/12/27	270,000	264,000

Total Information Technology				4,200,476
Materials — 0.9%
Chemicals — 0.3%
MEGlobal BV, Senior Notes	4.250%	11/3/26	830,000	820,916 (a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	320,000	303,160 (a)
Total Chemicals				1,124,076
Metals & Mining — 0.2%
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	590,000	626,104 (a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	110,000	108,998 (a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	120,000	120,229
Total Metals & Mining				855,331
Paper & Forest Products — 0.4%
Inversiones CMPC SA, Senior Notes	4.375%	4/4/27	960,000	956,020 (a)
Suzano International Finance BV, Senior Notes	5.500%	1/17/27	410,000	417,822
Total Paper & Forest Products				1,373,842

Total Materials				3,353,249
Utilities — 2.8%
Electric Utilities — 2.5%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.200%	10/1/28	1,190,000	1,237,773
Connecticut Light and Power Co., First Mortgage Bonds	4.650%	1/1/29	580,000	590,091
FirstEnergy Transmission LLC, Senior Notes	4.550%	1/15/30	690,000	696,328 (a)
Florida Power & Light Co., First Mortgage Bonds	5.150%	6/15/29	580,000	605,242
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2024 Quarterly Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
Georgia Power Co., Senior Notes	5.004%	2/23/27	$1,290,000	$1,318,650
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	6/8/25	1,190,000	1,189,299
Pacific Gas and Electric Co., First Mortgage Bonds	5.550%	5/15/29	670,000	696,240
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	1,042,000	1,072,006 (a)
Southern California Edison Co., First Mortgage Bonds	5.650%	10/1/28	2,010,000	2,113,198
Total Electric Utilities				9,518,827
Multi-Utilities — 0.3%
Engie SA, Senior Notes	5.250%	4/10/29	910,000	942,074 (a)

Total Utilities				10,460,901
Total Corporate Bonds & Notes (Cost — $168,668,426)				168,652,222
Asset-Backed Securities — 15.1%
ABFC Trust, 2002-WF2 A2 (1 mo. Term SOFR + 1.239%)	6.094%	5/25/32	4,325	4,324 (b)
ABFC Trust, 2003-OPT1 A3 (1 mo. Term SOFR + 0.794%)	5.649%	4/25/33	454,853	455,355 (b)
Ally Auto Receivables Trust, 2022-3 A3	5.070%	4/15/27	570,060	571,211
American Credit Acceptance Receivables Trust, 2024-1 A	5.610%	1/12/27	436,844	437,272 (a)
Amur Equipment Finance Receivables LLC, 2024-1A B	5.370%	1/21/31	1,350,000	1,385,353 (a)
Apex Credit CLO Ltd., 2020-1A A1RR (3 mo. Term SOFR + 1.450%)	6.773%	4/20/35	830,000	830,632 (a)(b)
Apidos CLO, XXXA A2R (3 mo. Term SOFR + 1.500%)	6.695%	10/18/31	1,000,000	1,003,421 (a)(b)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A C	2.130%	8/20/27	980,000	929,463 (a)
Battery Park CLO Ltd., 2019-1A AR (3 mo. Term SOFR + 1.400%)	6.701%	7/15/36	440,000	441,417 (a)(b)
BCRED MML CLO LLC, 2021-1A A (3 mo. Term SOFR + 1.742%)	7.043%	1/15/35	1,050,000	1,050,745 (a)(b)
Black Diamond CLO Ltd., 2024-1A A1 (3 mo. Term SOFR + 1.650%)	0.010%	10/25/37	1,040,000	1,039,999 (a)(b)(d)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. Term SOFR + 0.714%)	5.569%	7/25/36	624,237	562,204 (a)(b)
Capital One Prime Auto Receivables Trust, 2022-2 A3	3.660%	5/17/27	429,509	426,715
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. Term SOFR + 1.312%)	6.575%	7/27/31	210,259	210,627 (a)(b)
CarMax Auto Owner Trust, 2023-4 A2A	6.080%	12/15/26	871,935	876,485
CCG Receivables Trust, 2021-2 A2	0.540%	3/14/29	270,074	267,303 (a)
Cedar Funding CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	1,354,709	1,315,233 (a)
CNH Equipment Trust, 2022-B A3	3.890%	8/16/27	1,223,523	1,217,613
Countrywide Asset-Backed Certificates Trust, 2002-S3 M1	4.800%	5/25/32	192	97 (b)
DLLST LLC, 2024-1A A2	5.330%	1/20/26	1,395,000	1,397,515 (a)
Dryden CLO Ltd., 2019-80A BR (3 mo. Term SOFR + 1.750%)	7.036%	1/17/33	1,710,000	1,712,495 (a)(b)
Ent Auto Receivables Trust, 2023-1A A4	6.260%	11/15/29	640,000	663,210 (a)
Enterprise Fleet Financing LLC, 2022-3 A2	4.380%	7/20/29	535,058	533,987 (a)
Ford Credit Auto Lease Trust, 2023-A A4	4.830%	5/15/26	1,110,000	1,110,387
Ford Credit Auto Owner Trust, 2023-1 A	4.850%	8/15/35	2,000,000	2,039,170 (a)
Foundation Finance Trust, 2021-1A A	1.270%	5/15/41	235,576	219,725 (a)
GECU Auto Receivables Trust, 2023-1A A3	5.630%	8/15/28	1,530,000	1,551,569 (a)
GM Financial Automobile Leasing Trust, 2023-1 A3	5.160%	4/20/26	546,588	547,201
GoldenTree Loan Management US CLO Ltd., 2019-4A ARR (3 mo. Term SOFR + 1.150%)	6.433%	4/24/31	1,146,831	1,147,408 (a)(b)
Golub Capital Partners CLO Ltd., 2015-25A AR (3 mo. Term SOFR + 1.642%)	6.884%	5/5/30	260,478	260,538 (a)(b)
Hertz Vehicle Financing LP, 2021-2A A	1.680%	12/27/27	530,000	499,673 (a)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	369,799	317,198 (a)
Home Equity Asset Trust, 2005-6 M5 (1 mo. Term SOFR + 1.059%)	5.914%	12/25/35	380,000	365,777 (b)
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Hyundai Auto Lease Securitization Trust, 2024-A A2A	5.150%	6/15/26	$1,345,341	$1,349,144 (a)
JPMorgan Mortgage Acquisition Trust, 2007-CH2 MV2 (1 mo. Term SOFR + 0.414%)	5.269%	1/25/37	405,448	398,898 (b)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. Term SOFR + 0.634%)	5.489%	6/25/46	26,612	25,913 (a)(b)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. Term SOFR + 1.862%)	7.144%	10/20/30	250,000	250,220 (a)(b)
Navient Private Education Refi Loan Trust, 2022-BA A	4.160%	10/15/70	794,423	785,307 (a)
Navient Student Loan Trust, 2016-6A A3 (30 Day Average SOFR + 1.414%)	6.695%	3/25/66	1,461,532	1,480,982 (a)(b)
Navient Student Loan Trust, 2021-1A A1B (30 Day Average SOFR + 0.714%)	5.995%	12/26/69	494,203	488,619 (a)(b)
Nelnet Student Loan Trust, 2014-6A A (30 Day Average SOFR + 0.764%)	6.045%	11/25/52	176,063	175,805 (a)(b)
Nelnet Student Loan Trust, 2021-A A2 (1 mo. Term SOFR + 1.144%)	6.105%	4/20/62	1,310,000	1,299,373 (a)(b)
Nelnet Student Loan Trust, 2021-A APT1	1.360%	4/20/62	418,786	388,316 (a)
Neuberger Berman Loan Advisers CLO Ltd., 2021-40A A (3 mo. Term SOFR + 1.322%)	6.608%	4/16/33	595,605	596,039 (a)(b)
Nissan Auto Lease Trust, 2023-B A3	5.690%	7/15/26	1,050,000	1,054,276
Ocean Trails CLO, 2019-7A AR (3 mo. Term SOFR + 1.272%)	6.557%	4/17/30	594,807	595,593 (a)(b)
Ocean Trails CLO, 2020-10A AR2 (3 mo. Term SOFR + 1.300%)	0.010%	10/15/34	520,000	520,000 (a)(b)(d)
Ocean Trails CLO Ltd., 2022-12A A1R (3 mo. Term SOFR + 1.330%)	6.476%	7/20/35	920,000	920,002 (a)(b)
Option One Mortgage Loan Trust, 2007-FXD1 1A1	5.866%	1/25/37	394,727	343,387
Option One Mortgage Loan Trust, 2007-FXD1 2A1	5.866%	1/25/37	351,784	307,493
Palmer Square Loan Funding Ltd., 2024-1A A1 (3 mo. Term SOFR + 1.050%)	6.161%	10/15/32	2,020,000	2,021,932 (a)(b)
Parliament Funding Ltd., 2020-1A AR (3 mo. Term SOFR + 1.512%)	6.794%	10/20/31	880,240	881,831 (a)(b)
Santander Drive Auto Receivables Trust, 2023-5 A2	6.310%	7/15/27	751,592	754,023
Saxon Asset Securities Trust, 2003-3 M1 (1 mo. Term SOFR + 1.089%)	4.178%	12/25/33	12,107	11,918 (b)
Sierra Timeshare Receivables Funding LLC, 2020-2A A	1.330%	7/20/37	687,317	672,523 (a)
SLM Private Credit Student Loan Trust, 2005-A A4 (3 mo. Term SOFR + 0.572%)	5.518%	12/15/38	682,290	672,864 (b)
SLM Private Credit Student Loan Trust, 2006-A A5 (3 mo. Term SOFR + 0.552%)	5.498%	6/15/39	553,493	538,034 (b)
SLM Private Credit Student Loan Trust, 2006-B A5 (3 mo. Term SOFR + 0.532%)	5.478%	12/15/39	304,812	296,965 (b)
SLM Student Loan Trust, 2003-10A A4 (90 Day Average SOFR + 0.931%)	6.300%	12/17/68	509,938	507,794 (a)(b)
SMB Private Education Loan Trust, 2016-C A2A	2.340%	9/15/34	72,885	72,327 (a)
SMB Private Education Loan Trust, 2021-A A2A1 (1 mo. Term SOFR + 0.844%)	5.941%	1/15/53	337,091	333,549 (a)(b)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	360,746	330,208 (a)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	594,345	514,965 (a)
SMB Private Education Loan Trust, 2023-B A1B (30 Day Average SOFR + 1.800%)	7.142%	10/16/56	1,950,695	1,981,037 (a)(b)
Stonepeak ABS, 2021-1A A	2.675%	2/28/33	731,720	695,254 (a)
Structured Asset Securities Corp., 2004-SC1 A	8.018%	12/25/29	3,894	3,448 (a)(b)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	6.979%	5/25/31	387,359	298,139 (a)(b)
Toyota Auto Receivables Owner Trust, 2021-B A4	0.530%	10/15/26	570,000	557,206
TRP LLC, 2021-1 A	2.070%	6/19/51	841,497	783,652 (a)
Verdant Receivables LLC, 2024-1A A2	5.680%	12/12/31	1,430,000	1,464,691 (a)
Verizon Master Trust, 2023-2 A	4.890%	4/13/28	1,470,000	1,471,652
Volkswagen Auto Loan Enhanced Trust, 2023-2 A2A	5.720%	3/22/27	617,182	620,820
Voya CLO Ltd., 2016-3A A1R2 (3 mo. Term SOFR + 1.150%)	6.429%	10/18/31	1,791,058	1,792,420 (a)(b)
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2024 Quarterly Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Voya CLO Ltd., 2018-3A A1R2 (3 mo. Term SOFR + 1.200%)	6.501%	10/15/31	$944,967	$946,187 (a)(b)
WF Card Issuance Trust, 2024-A1 A	4.940%	2/15/29	1,470,000	1,501,973
Whitebox CLO Ltd., 2021-3A A1R (3 mo. Term SOFR + 1.270%)	5.926%	10/15/35	940,000	940,000 (a)(b)(d)(e)

Total Asset-Backed Securities (Cost — $57,309,696)				57,036,101
U.S. Government & Agency Obligations — 13.5%
U.S. Government Agencies — 0.7%
Federal National Mortgage Association (FNMA), Notes	0.375%	8/25/25	1,010,000	978,428
Federal National Mortgage Association (FNMA), Notes (SOFR + 0.100%)	4.940%	6/18/26	1,640,000	1,639,442 (b)
Total U.S. Government Agencies				2,617,870
U.S. Government Obligations — 12.8%
U.S. Treasury Notes	0.625%	7/31/26	20,800,000	19,686,062
U.S. Treasury Notes	4.500%	4/15/27	9,510,000	9,718,217
U.S. Treasury Notes	4.000%	7/31/29	18,570,000	18,926,167
Total U.S. Government Obligations				48,330,446

Total U.S. Government & Agency Obligations (Cost — $50,670,216)				50,948,316
Collateralized Mortgage Obligations(f) — 12.2%
Alternative Loan Trust, 2005-56 4A1 (1 mo. Term SOFR + 0.734%)	5.589%	11/25/35	57,504	53,651 (b)
AREIT Trust, 2021-CRE5 A (1 mo. Term SOFR + 1.194%)	6.277%	11/17/38	115,881	115,917 (a)(b)
BANK, 2017-BNK9 ASB	3.470%	11/15/54	837,414	824,763
BANK, 2022-BNK39 XA, IO	0.529%	2/15/55	60,456,635	1,545,483 (b)
BANK, 2022-BNK40 A4	3.506%	3/15/64	470,000	437,293 (b)
BANK, 2023-BNK45 A5	5.203%	2/15/56	1,590,000	1,646,864
BDS Ltd., 2021-FL10 D (1 mo. Term SOFR + 2.964%)	7.979%	12/16/36	1,320,000	1,307,194 (a)(b)
Bear Stearns ALT-A Trust, 2007-1 1A1 (1 mo. Term SOFR + 0.434%)	5.289%	1/25/47	68,980	57,070 (b)
Benchmark Mortgage Trust, 2021-B31 A5	2.669%	12/15/54	1,320,000	1,168,153
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. Term SOFR + 4.004%)	9.101%	10/15/38	693,000	683,358 (a)(b)
BX Commercial Mortgage Trust, 2022-AHP A (1 mo. Term SOFR + 0.990%)	6.087%	1/17/39	1,270,000	1,258,282 (a)(b)
BX Trust, 2021-ARIA G (1 mo. Term SOFR + 3.257%)	8.354%	10/15/36	990,000	972,626 (a)(b)
BX Trust, 2022-LBA6 A (1 mo. Term SOFR + 1.000%)	6.097%	1/15/39	1,290,000	1,282,828 (a)(b)
BX Trust, 2023-LIFE A	5.045%	2/15/28	1,270,000	1,259,627 (a)
Chase Mortgage Finance Trust, 2007-A1 2A3	6.673%	2/25/37	4,342	4,057 (b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A2 (1 mo. Term SOFR + 0.414%)	5.269%	8/25/35	936	897 (a)(b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-4A A2 (1 mo. Term SOFR + 0.694%)	5.549%	10/25/35	8,462	8,039 (a)(b)
Citigroup Commercial Mortgage Trust, 2013-375P A	3.251%	5/10/35	302,368	294,940 (a)
Citigroup Commercial Mortgage Trust, 2017-B1 A4	3.458%	8/15/50	930,000	895,007
Citigroup Mortgage Loan Trust, 2007-AR4 2A1A	6.524%	3/25/37	17,561	17,773 (b)
Countrywide Home Loans Reperforming REMIC Trust, 2006-R2 AF1 (1 mo. Term SOFR + 0.534%)	5.389%	7/25/36	61,303	56,619 (a)(b)
DSLA Mortgage Loan Trust, 2005-AR1 2A1A (1 mo. Term SOFR + 0.614%)	5.579%	2/19/45	9,358	9,281 (b)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	999,303	885,196 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2525 AM	4.500%	4/15/32	41,893	42,153
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5200 KQ, PAC	3.000%	9/25/49	71,458	66,728
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA1 M2 (30 Day Average SOFR + 1.800%)	7.080%	1/25/51	125,389	126,764 (a)(b)
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA3 M1A (30 Day Average SOFR + 2.000%)	7.280%	4/25/42	$235,829	$239,014 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-1 M	4.750%	5/25/57	507,188	496,758 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-1 M	4.750%	7/25/58	988,997	961,424 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-2 M	4.250%	11/25/59	950,000	909,379 (a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2022-R04 1M2 (30 Day Average SOFR + 3.100%)	8.380%	3/25/42	540,000	563,144 (a)(b)
Federal National Mortgage Association (FNMA) REMIC, 2018-74 AB	3.500%	10/25/48	153,050	144,040
Federal National Mortgage Association (FNMA) REMIC, 2022-57 BC	4.000%	9/25/52	79,991	77,817
Freddie Mac Structured Pass-Through Certificates, T-51 1A	6.500%	9/25/43	38,755	41,425 (b)
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. Term SOFR + 0.794%)	6.070%	2/20/60	9,251	9,246 (b)
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. Term SOFR + 0.664%)	5.940%	3/20/60	70,219	70,189 (b)
Government National Mortgage Association (GNMA), 2010-H10 FB (1 mo. Term SOFR + 1.114%)	6.390%	5/20/60	161,501	162,380 (b)
Government National Mortgage Association (GNMA), 2010-H20 AF (1 mo. Term SOFR + 0.444%)	5.797%	10/20/60	220,467	219,689 (b)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. Term SOFR + 0.464%)	5.817%	8/20/58	113,124	113,017 (b)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. Term SOFR + 0.564%)	5.917%	11/20/60	200,286	200,023 (b)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. Term SOFR + 0.614%)	5.967%	1/20/61	21,983	21,960 (b)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. Term SOFR + 0.614%)	5.967%	12/20/60	49,190	49,146 (b)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. Term SOFR + 0.564%)	5.917%	2/20/61	55,036	54,949 (b)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. Term SOFR + 0.614%)	5.967%	2/20/61	26,907	26,875 (b)
Government National Mortgage Association (GNMA), 2011-H19 FA (1 mo. Term SOFR + 0.584%)	5.937%	8/20/61	88,366	88,236 (b)
Government National Mortgage Association (GNMA), 2012-H21 FA (1 mo. Term SOFR + 0.614%)	5.967%	7/20/62	826,737	825,434 (b)
Government National Mortgage Association (GNMA), 2012-H23 SA (1 mo. Term SOFR + 0.644%)	5.997%	10/20/62	47,795	47,777 (b)
Government National Mortgage Association (GNMA), 2012-H23 WA (1 mo. Term SOFR + 0.634%)	5.987%	10/20/62	36,824	36,799 (b)
Government National Mortgage Association (GNMA), 2013-H02 FD (1 mo. Term SOFR + 0.454%)	5.807%	12/20/62	344,699	343,493 (b)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. Term SOFR + 0.514%)	5.867%	3/20/63	138,824	137,859 (b)
Government National Mortgage Association (GNMA), 2013-H14 FC (1 mo. Term SOFR + 0.584%)	5.937%	6/20/63	26,155	26,118 (b)
Government National Mortgage Association (GNMA), 2013-H14 FD (1 mo. Term SOFR + 0.584%)	5.937%	6/20/63	9,551	9,531 (b)
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2024 Quarterly Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Government National Mortgage Association (GNMA), 2013-H14 FG (1 mo. Term SOFR + 0.584%)	5.937%	5/20/63	$11,494	$11,475 (b)
Government National Mortgage Association (GNMA), 2018-168 PA, PAC-1	4.000%	8/20/48	115,479	111,655
Government National Mortgage Association (GNMA), 2019-18 TP, PAC	3.500%	2/20/49	85,416	80,029
Government National Mortgage Association (GNMA), 2021-8 AQ	5.000%	1/20/51	69,238	70,976
Government National Mortgage Association (GNMA), 2021-29 AG	5.000%	2/20/51	69,410	70,358
Government National Mortgage Association (GNMA), 2021-H03 FA (30 Day Average SOFR + 0.380%)	5.795%	4/20/70	1,506,083	1,490,779 (b)
Government National Mortgage Association (GNMA), 2021-H16 FG (30 Day Average SOFR + 0.300%)	5.645%	9/20/71	1,918,499	1,900,189 (b)
Government National Mortgage Association (GNMA), 2022-H08 FA (30 Day Average SOFR + 0.750%)	6.103%	4/20/72	2,334,561	2,315,941 (b)
Greystone CRE Notes Ltd., 2021-FL3 A (1 mo. Term SOFR + 1.134%)	6.231%	7/15/39	975,882	974,662 (a)(b)
Hawaii Hotel Trust, 2019-MAUI F (1 mo. Term SOFR + 3.047%)	8.144%	5/15/38	1,000,000	991,707 (a)(b)
IMPAC CMB Trust, 2007-A A (1 mo. Term SOFR + 0.614%)	5.469%	5/25/37	33,237	31,606 (a)(b)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. Term SOFR + 0.654%)	5.509%	11/25/36	659,842	557,915 (b)
IndyMac INDX Mortgage Loan Trust, 2004-AR14 2A1A (1 mo. Term SOFR + 0.834%)	5.689%	1/25/35	42,164	32,083 (b)
JPMDB Commercial Mortgage Securities Trust, 2017-C7 A5	3.409%	10/15/50	893,000	858,829
JPMorgan Resecuritization Trust, 2009-10 7A2	6.054%	2/26/37	1,651,971	710,374 (a)(b)
KREF Ltd., 2022-FL3 A (1 mo. Term SOFR + 1.450%)	6.415%	2/17/39	1,600,000	1,599,000 (a)(b)
Luminent Mortgage Trust, 2006-7 2A2 (1 mo. Term SOFR + 0.554%)	5.409%	12/25/36	15,567	20,323 (b)
Merrill Lynch Mortgage Investors Trust, 2003-A2 2M1	6.770%	3/25/33	29,178	22,872 (b)
Merrill Lynch Mortgage Investors Trust, 2004-A1 2A2	6.266%	2/25/34	214,107	204,187 (b)
MF1 Ltd., 2021-FL7 A (1 mo. Term SOFR + 1.194%)	6.209%	10/16/36	836,593	833,456 (a)(b)
MHC Commercial Mortgage Trust, 2021-MHC A (1 mo. Term SOFR + 0.915%)	6.012%	4/15/38	679,490	676,818 (a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	126,725	125,005
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. Term SOFR + 1.147%)	6.244%	11/15/34	285,906	284,836 (a)(b)
Morgan Stanley Capital I Trust, 2018-H4 XA, IO	0.974%	12/15/51	22,176,431	626,258 (b)
MSC Trust, 2021-ILP A (1 mo. Term SOFR + 0.892%)	5.989%	11/15/36	827,264	821,076 (a)(b)
New Residential Mortgage Loan Trust, 2017-2A B2	4.750%	3/25/57	253,234	251,672 (a)(b)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	103,841	100,693 (a)(b)
OBX Trust, 2022-NQM1 A1	2.305%	11/25/61	905,224	816,504 (a)(b)
OPG Trust, 2021-PORT A (1 mo. Term SOFR + 0.598%)	5.695%	10/15/36	791,390	783,897 (a)(b)
Radnor RE Ltd., 2021-1 M1C (30 Day Average SOFR + 2.700%)	7.980%	12/27/33	757,358	768,173 (a)(b)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	3,645	1,397
Residential Accredit Loans Inc., 2007-QS7 1A7 (1 mo. Term SOFR + 0.664%, 5.519% floor)	5.519%	5/25/37	423,562	308,138 (b)
Sequoia Mortgage Trust, 2003-2 A2 (6 mo. Term SOFR + 1.108%)	6.386%	6/20/33	46,954	45,532 (b)
SFO Commercial Mortgage Trust, 2021-555 D (1 mo. Term SOFR + 2.514%)	7.611%	5/15/38	920,000	843,600 (a)(b)
SREIT Trust, 2021-MFP2 A (1 mo. Term SOFR + 0.936%)	6.033%	11/15/36	1,450,000	1,441,839 (a)(b)
SREIT Trust, 2021-PALM A (1 mo. Term SOFR + 0.704%)	5.801%	10/15/34	825,000	817,231 (a)(b)
Structured Adjustable Rate Mortgage Loan Trust, 2004-2 4A1	5.859%	3/25/34	36,206	34,249 (b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 1A1	4.663%	3/25/35	65,424	54,807 (b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-12 3A1	5.629%	6/25/35	3,863	3,399 (b)
Structured Asset Securities Corp., 2005-RF3 2A	4.154%	6/25/35	74,534	66,396 (a)(b)
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(f) — continued
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2002-3 B2	6.500%	3/25/32	$263,166	$300,763 (b)
STWD Ltd., 2022-FL3 A (30 Day Average SOFR + 1.350%)	6.692%	11/15/38	247,091	245,129 (a)(b)
Towd Point Mortgage Trust, 2015-2 1B3	3.761%	11/25/60	900,000	818,771 (a)(b)
Towd Point Mortgage Trust, 2019-4 B1B	3.500%	10/25/59	910,000	726,076 (a)(b)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR5 A7	6.282%	6/25/33	11,286	11,345 (b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR4 A5	4.678%	4/25/35	7,242	7,031 (b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR19 A1B2 (1 mo. Term SOFR + 0.934%)	5.789%	12/25/45	15,120	15,305 (b)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR13 2A (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.500%)	6.623%	10/25/46	314,688	289,548 (b)
WMRK Commercial Mortgage Trust, 2022-WMRK A (1 mo. Term SOFR + 2.789%)	7.886%	11/15/27	1,035,000	1,040,207 (a)(b)

Total Collateralized Mortgage Obligations (Cost — $47,800,999)				46,110,396
Mortgage-Backed Securities — 4.6%
FHLMC — 1.8%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33	49,679	49,104
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	6/1/35- 11/1/35	2,733,064	2,615,826
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	8/1/53	633,876	649,973
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.495%)	6.967%	6/1/43	73,643	76,156 (b)
Federal Home Loan Mortgage Corp. (FHLMC) (30 Day Average SOFR + 2.180%)	1.776%	8/1/51	3,448,446	3,198,532 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/38- 4/1/38	47,116	44,620
Total FHLMC				6,634,211
FNMA — 2.5%
Federal National Mortgage Association (FNMA)	7.000%	2/1/27- 8/1/32	36,552	37,955
Federal National Mortgage Association (FNMA)	2.500%	2/1/35	1,070,512	1,030,404
Federal National Mortgage Association (FNMA)	3.000%	10/1/37- 3/1/40	2,025,136	1,930,144
Federal National Mortgage Association (FNMA)	4.500%	11/1/38	2,069,947	2,085,224
Federal National Mortgage Association (FNMA)	5.500%	8/1/52	876,298	890,533
Federal National Mortgage Association (FNMA)	6.500%	10/1/53	813,697	846,406
Federal National Mortgage Association (FNMA)	4.000%	2/1/56- 6/1/57	317,812	307,667
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	7.336%	9/1/37	282,086	286,664 (b)
Federal National Mortgage Association (FNMA) (30 Day Average SOFR + 2.120%)	1.929%	11/1/51	2,200,203	2,047,412 (b)
Total FNMA				9,462,409
GNMA — 0.3%
Government National Mortgage Association (GNMA)	6.000%	11/15/28	2,981	3,033
Government National Mortgage Association (GNMA)	6.500%	8/15/34	33,036	34,607
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2024 Quarterly Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

GNMA — continued
Government National Mortgage Association (GNMA)	7.000%	3/15/36	$13,104	$14,059
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 11/15/42	159,663	148,193
Government National Mortgage Association (GNMA)	3.500%	6/15/48- 5/15/50	141,501	135,641
Government National Mortgage Association (GNMA) II	3.500%	6/20/44- 10/20/49	80,417	76,385
Government National Mortgage Association (GNMA) II	4.000%	2/20/48- 4/20/48	10,519	10,275
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	125,859	110,571
Government National Mortgage Association (GNMA) II	6.500%	1/20/54	366,486	378,499
Government National Mortgage Association (GNMA) II (1 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.068%)	6.477%	7/20/60	3,716	3,744 (b)
Government National Mortgage Association (GNMA) II (1 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 2.239%)	7.594%	8/20/60	111,568	114,758 (b)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.159%)	6.202%	7/20/60	3,209	3,215 (b)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.440%)	6.540%	2/20/60	37,736	38,007 (b)
Total GNMA				1,070,987

Total Mortgage-Backed Securities (Cost — $18,035,888)				17,167,607
U.S. Treasury Inflation Protected Securities — 1.7%
U.S. Treasury Notes, Inflation Indexed (Cost — $6,528,289)	2.125%	4/15/29	6,345,581	6,523,606
Senior Loans — 1.0%
Communication Services — 0.3%
Media — 0.3%
Charter Communications Operating LLC, Term Loan B4 (3 mo. Term SOFR + 2.000%)	7.332%	12/7/30	328,006	325,593 (b)(g)(h)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. Term SOFR + 2.614%)	7.711%	1/31/28	750,000	718,748 (b)(g)(h)

Total Communication Services				1,044,341
Consumer Discretionary — 0.2%
Specialty Retail — 0.2%
Rent-A-Center Inc., Term Loan B2 (3 mo. Term SOFR + 2.750%)	8.002%	2/17/28	693,221	692,864 (b)(g)(h)

Financials — 0.4%
Financial Services — 0.3%
Hudson River Trading LLC, Term Loan (3 mo. Term SOFR + 3.262%)	8.319%	3/20/28	729,219	729,285 (b)(g)(h)
Setanta Aircraft Leasing DAC, Term Loan B (3 mo. Term SOFR + 1.750%)	6.354%	11/6/28	375,000	377,578 (b)(g)(h)
Total Financial Services				1,106,863
Insurance — 0.1%
Asurion LLC, New Term Loan B9 (1 mo. Term SOFR + 3.364%)	8.210%	7/31/27	486,146	480,137 (b)(g)(h)

Total Financials				1,587,000
Industrials — 0.1%
Commercial Services & Supplies — 0.1%
APi Group DE Inc., 2021 Repricing Term Loan B (1 mo. Term SOFR + 2.000%)	6.845%	1/3/29	441,572	441,798 (b)(g)(h)

Total Senior Loans (Cost — $3,806,672)				3,766,003
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Sovereign Bonds — 0.5%
Israel — 0.3%
Israel Government International Bond, Senior Notes	5.375%	3/12/29	$870,000	$884,780
Supranational — 0.2%
Asian Development Bank, Senior Notes	1.500%	1/20/27	830,000	791,566

Total Sovereign Bonds (Cost — $1,693,611)				1,676,346
	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
U.S. Treasury 5-Year Notes Futures, Put @ $109.000 (Cost — $35,152)	11/22/24	65	65,000	27,422
Total Investments before Short-Term Investments (Cost — $354,548,949)				351,908,019
	Rate	Maturity Date	Face Amount
Short-Term Investments — 7.9%
Certificates of Deposit — 2.7%
Canadian Imperial Bank of Commerce	5.010%	2/10/25	6,100,000	6,108,959
Credit Agricole Corporate and Investment Bank	0.000%	2/10/25	4,100,000	4,107,330

Total Certificates of Deposit (Cost — $10,200,000)				10,216,289
Commercial Paper — 1.3%
BNP Paribas New York Branch (Cost — $5,012,535)	1.065%	2/4/25	5,100,000	5,081,288 (i)
			Shares
Money Market Funds — 3.9%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $14,751,326)	4.886%		14,751,326	14,751,326 (j)(k)

Total Short-Term Investments (Cost — $29,963,861)				30,048,903
Total Investments — 101.3% (Cost — $384,512,810)				381,956,922
Liabilities in Excess of Other Assets — (1.3)%				(5,075,517)
Total Net Assets — 100.0%				$376,881,405

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2024 Quarterly Report

 Western Asset Short-Term Bond Fund
††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.
(d)	Securities traded on a when-issued or delayed delivery basis.
(e)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(f)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(i)	Rate shown represents yield-to-maturity.
(j)	Rate shown is one-day yield as of the end of the reporting period.
(k)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2024, the total market value of investments in Affiliated Companies was $14,751,326 and the cost was $14,751,326 (Note 2).

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury
IBOR	—	Interbank Offered Rate
IO	—	Interest Only
JSC	—	Joint Stock Company
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At September 30, 2024, the Fund had the following written options contracts:
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	12/13/24	$97.125	141	$352,500	$(4,406)
U.S. Treasury 5-Year Notes Futures, Call	10/25/24	111.000	46	46,000	(5,750)
U.S. Treasury 5-Year Notes Futures, Put	11/22/24	108.000	65	65,000	(11,680)
Total Exchange-Traded Written Options (Premiums received — $104,037)					$(21,836)

Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
At September 30, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	181	3/26	$43,451,495	$43,892,500	$441,005
U.S. Treasury 2-Year Notes	520	12/24	108,322,051	108,285,938	(36,113)
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 Western Asset Short-Term Bond Fund
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
U.S. Treasury 5-Year Notes	41	12/24	$4,527,891	$4,505,195	$(22,696)
U.S. Treasury Ultra 10-Year Notes	10	12/24	1,195,877	1,182,969	(12,908)
					369,288
Contracts to Sell:
3-Month SOFR	30	3/25	7,196,562	7,197,000	(438)
U.S. Treasury 10-Year Notes	197	12/24	22,517,068	22,513,406	3,662
U.S. Treasury Long-Term Bonds	27	12/24	3,347,110	3,353,063	(5,953)
U.S. Treasury Ultra Long-Term Bonds	6	12/24	802,669	798,562	4,107
					1,378
Net unrealized appreciation on open futures contracts					$370,666

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At September 30, 2024, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$15,226,000	10/14/24	Daily SOFR Compound annually	2.770% annually	$(13,042)	$6	$(13,048)
	6,333,000	10/14/27	2.600% annually	Daily SOFR Compound annually	132,184	2,070	130,114
Total	$21,559,000				$119,142	$2,076	$117,066

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX.NA.HY.42 Index	$955,000	6/20/29	5.000% quarterly	$74,045	$59,030	$15,015
Markit CDX.NA.HY.43 Index	935,000	12/20/29	5.000% quarterly	68,229	68,148	81
Markit CDX.NA.IG.43 Index	9,930,000	12/20/29	1.000% quarterly	222,008	223,223	(1,215)
Total	$11,820,000			$364,282	$350,401	$13,881

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2024 Quarterly Report

 Western Asset Short-Term Bond Fund
Reference Index	Reference Rate
Daily SOFR Compound	4.960%

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Short-Term Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Short-Term Bond Fund 2024 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$168,652,222	—	$168,652,222
Asset-Backed Securities	—	57,036,101	—	57,036,101
U.S. Government & Agency Obligations	—	50,948,316	—	50,948,316
Collateralized Mortgage Obligations	—	46,110,396	—	46,110,396
Mortgage-Backed Securities	—	17,167,607	—	17,167,607
U.S. Treasury Inflation Protected Securities	—	6,523,606	—	6,523,606
Senior Loans	—	3,766,003	—	3,766,003
Sovereign Bonds	—	1,676,346	—	1,676,346
Purchased Options	$27,422	—	—	27,422
Total Long-Term Investments	27,422	351,880,597	—	351,908,019
Short-Term Investments†:
Certificates of Deposit	—	10,216,289	—	10,216,289
Commercial Paper	—	5,081,288	—	5,081,288
Money Market Funds	14,751,326	—	—	14,751,326
Total Short-Term Investments	14,751,326	15,297,577	—	30,048,903
Total Investments	$14,778,748	$367,178,174	—	$381,956,922
Other Financial Instruments:
Futures Contracts††	$448,774	—	—	$448,774
Centrally Cleared Interest Rate Swaps††	—	$130,114	—	130,114
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	15,096	—	15,096
Total Other Financial Instruments	$448,774	$145,210	—	$593,984
Total	$15,227,522	$367,323,384	—	$382,550,906
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$21,836	—	—	$21,836
Futures Contracts††	78,108	—	—	78,108
Centrally Cleared Interest Rate Swaps††	—	$13,048	—	13,048
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	1,215	—	1,215
Total	$99,944	$14,263	—	$114,207

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset Short-Term Bond Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2024. The following transactions were effected in such company for the period ended September 30, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$35,055,819	$224,678,858	224,678,858	$244,983,351	244,983,351

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$902,704	—	$14,751,326

Western Asset Short-Term Bond Fund 2024 Quarterly Report